STOCK-BASED COMPENSATION PLANS - Quebecor mid-term stock-based plan (Details) - Quebecor Mid-term stock-based compensation plan $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($) EquityInstruments	Dec. 31, 2017 CAD ($) EquityInstruments
STOCK-BASED COMPENSATION PLANS
Exercised (in shares) | EquityInstruments	93,610	1,140,941
Cash consideration on stock options exercised | $	$ 0.8	$ 4.9